RESTRICTED NET ASSETS	12 Months Ended
Dec. 31, 2013
RESTRICTED NET ASSETS
RESTRICTED NET ASSETS

25.                               RESTRICTED NET ASSETS

The Group’s restricted net assets include the paid-in-capital and statutory reserves of the Group’s PRC schools and entities.  Relevant PRC statutory laws and regulations restrict the payments of dividends by the Group’s PRC schools and entities from their retained earnings, if any, as determined in accordance with PRC accounting standards and regulations.  In addition, general reserve (see Note 24) requiring annual appropriations of 10% of after-tax profit and development fund (see Note 24) requiring annual appropriations of 25% of after-tax profit or 25% of the annual increase of net assets should be set aside prior to the payment of dividends.

As a result of these PRC laws and regulations, the Group’s entities in the PRC are restricted in their ability to transfer a portion of their net assets to the Group.  As of December 31, 2012, and 2013, the amounts of restricted net assets were RMB509,421 and RMB524,148, respectively.